Related Party Transactions (Details) - CNY (¥) ¥ in Thousands		1 Months Ended	12 Months Ended
	Oct. 04, 2018	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Related Party Transactions
Waiver of payables				¥ 50,233
Amount due to related parties		¥ 574,859	¥ 18,097	574,859
Class A ordinary shares
Related Party Transactions
Issuance of ordinary shares in connection with Equity Restructuring (shares)			50,000,000
Yi Zhang
Related Party Transactions
Minimum contractual period of exclusive cooperation rights		5 years
Minimum percentage of beneficial interest of the acquiree to keep the contractual right		5.00%
Hangzhou Dayi
Related Party Transactions
Ownership interest in subsidiary		51.00%
Acquisition of noncontrolling interest		¥ 656,000		¥ 656,000
Hangzhou Dayi | Yi Zhang | Hangzhou Hanyi E-commerce Co. Ltd. ("Hanyi E-commerce")
Related Party Transactions
Equity interest acquired (in percent)		49.00%		49.00%
Exclusive cooperation rights
Related Party Transactions
Acquisition of noncontrolling interest		¥ 103,000		¥ 103,000
Dayi studio
Related Party Transactions
KOL service expenses			¥ 24,437	21,378	¥ 42,111
Amount due to related parties			6,889
Menglei
Related Party Transactions
KOL service expenses			18,794
Amount due to related parties			3,382
Mengqin
Related Party Transactions
KOL service expenses			18,794
Amount due to related parties			3,382
Mengxiang
Related Party Transactions
KOL service expenses			18,794
Amount due to related parties			3,382
Daohua Mama
Related Party Transactions
KOL service expenses			9,958
Amount due to related parties			572
Xiuxi Studio
Related Party Transactions
KOL service expenses				42,436
Amount due to related parties		14,500		14,500
Hangzhou Ruhnn
Related Party Transactions
Building and lease hold improvements sold				125,398
Waiver of payables	¥ 50,233
Amount due to related parties		559,869		559,869
Loan payable		¥ 434,471		434,471
Interest expense			0	0
China Himalaya Investment Limited | Yi Zhang | Class A ordinary shares
Related Party Transactions
Issuance of ordinary shares in connection with Equity Restructuring (shares)		44,165,899
Wunai Yidui
Related Party Transactions
Amount due to related parties		¥ 490	¥ 490	¥ 490